CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares issued (shares)	0	0
Common stock, shares issued (shares)	359,901,744	359,901,744
Treasury stock, shares (shares)	149,040,927	147,642,009
Common stock
Common stock, shares issued (shares)	299,281,967	299,281,967
Class B common stock
Common stock, shares issued (shares)	60,619,777	60,619,777